CONVERTIBLE NOTES - Schedule of Net Carrying Amount (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Convertible Notes Payable, Noncurrent	$ 1,125,769	$ 0
Amortization of Debt Issuance Costs and Discounts	3,831	3,166	$ 4,194
2025 Convertible notes
Loan, Securitized or Asset-Backed Financing Arrangement, Principal Outstanding	575,000	575,000
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net	0	(2,120)
wix:PrincipalAmountOfConvertibleNotesRepaid [Line Items]	575,000	0
Amortization of Debt Issuance Costs and Discounts	2,120	3,166	3,148
2023 Convertible note
Amortization of Debt Issuance Costs and Discounts	0	0	1,046
2030 Convertible note
Loan, Securitized or Asset-Backed Financing Arrangement, Principal Outstanding	1,150,000	0
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net	(24,231)	0
Convertible Notes Payable, Noncurrent	1,125,769	0
Amortization of Debt Issuance Costs and Discounts	$ 1,711	$ 0	$ 0